Stockholders' equity - Summary of Dividends (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024
Disclosure Of Dividends [Line Items]
Type of shares	Common stock		Common stock
Total amount of dividends	¥ 60,250		¥ 54,965
Source of dividends	Retained earnings		Retained earnings
Dividends per share	¥ 10	[1]	¥ 45	[2]
Record date	Mar. 31, 2025		Mar. 31, 2024
Effective date	Jun. 02, 2025		Jun. 10, 2024

[1]	The amount after the stock split.
[2]	The amount prior to the stock split.